UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23297

Infinity Long/Short Equity Fund, LLC.

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

(414) 299-2270

(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 299-2270

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2021 – March 28, 2022*

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

*The Fund liquidated on March 28, 2022.

ITEM 1. PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended March 28, 2022 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Infinity Long/Short Equity Fund, LLC.

By (Signature and Title)      /s/ Jeff Vale

      Jeff Vale, President

Date  April 8, 2022